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                                                            [METLIFE LETTERHEAD]

[METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CONNECTICUT 06002-2910

May 1, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MetLife Insurance Company of Connecticut
      MetLife of CT Separate Account Eleven for Variable Annuities File Nos. 333-152201/811-21262
      Index Annuity (A)
      Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information dated May 1, 2009 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 8, 2009.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company